Equity reserves and long-term incentive plan awards (Narrative) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2020 shares	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Share yr
Disclosure of reserves within equity [line items]
Description for number of shares issuable under two plans		Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity-settled, may not exceed 5% of the issued and outstanding common shares of the Company.
Description of vesting requirements for Stock options arrangement		Options granted typically vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.
Share-based payments		$ 100		$ 2,200
Number of share options exercised in share-based payment arrangement | Share				689,931
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 1.02
Proceeds from exercise of options		$ 0		$ 569
Option life, share options granted (years) | yr		3.76		3.77
Expected dividend, share options granted
Forfeiture rate, share options granted		15.92%		15.87%
Accounts payable and accrued liabilities		$ 4,330	$ 2,536	$ 2,536
Restricted Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted		22.80%		20.10%
Performance Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement		PSUs vest in either 1/2 or 1/3 increments every twelve months following the grant date for a total vesting period of two or three years and also contain a performance criterion applied to the number of units that vest on a yearly basis.
Performance Share Units [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier		0.00%
Performance Share Units [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier		150.00%
Deferred Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement		DSUs have no vesting terms or conditions and as such the Company recognizes 100% of the fair value of the DSUs on the grant date in the Statement of Operations and Comprehensive Income (Loss).
Phantom Share Units [Member]
Disclosure of reserves within equity [line items]
Phantom shares granted | shares	1,000,000